EQUITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2019	Aug. 31, 2018
Number Of Shares [Roll Forward]
Number of shares Outstanding, August 31, 2018	3,962,293
Number of warrant granted	1,677,196
Number of warrant forfeited	0
Number of warrant exercised	0
Number of shares Outstanding, February 28, 2019	5,639,489	3,962,293
Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price,Outstanding, Outstanding, August 31, 2018	$ 1.30
Weighted Average Exercise Price Granted	1.75
Weighted Average Exercise Price Forfeited	0
Weighted Average Exercise Price Exercised	0
Weighted Average Exercise Price,Outstanding, February 28, 2019	$ 1.43	$ 1.30
Weighted Average Life [Roll Forward]
Weighted Average Life (years), Outstanding	4 years 15 days	4 years 2 months 23 days
Weighted Average Life (years), Granted	5 years